General Information	12 Months Ended
Dec. 31, 2022
General Information [Abstract]
General information

1.    General information

Ferroglobe PLC and subsidiaries (the “Company” or “Ferroglobe”) is among the world’s largest producers of silicon metal and silicon-based alloys, important ingredients in a variety of industrial and consumer products. The Company’s customers include major silicone chemical, aluminum and steel manufacturers, auto companies and their suppliers, ductile iron foundries, manufacturers of photovoltaic solar cells and computer chips, and concrete producers. Additionally, the Company was operating hydroelectric plants (hereinafter “energy business”) in Spain until August 30, 2019 and is still operating hydroelectric plants in France.

Ferroglobe PLC (the “Parent Company” or “the Parent”) is a public limited company that was incorporated in the United Kingdom on February 5, 2015 (formerly named ‘Velonewco Limited’). The Parent’s registered office is 5 Fleet Place, London EC4M 7RD (United Kingdom).

On December 23, 2015, Ferroglobe PLC consummated the acquisition (“Business Combination”) of Globe Specialty Metals, Inc. and subsidiaries (“GSM” or “Globe”) and Grupo FerroAtlántica, S.A.U. (“FerroAtlántica”).